NOTE 9 - STOCKHOLDERS' EQUITY (Details) - $ / shares					3 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 06, 2023	Dec. 26, 2022	Sep. 13, 2022	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2018	Jan. 31, 2018	Oct. 16, 2017	Feb. 28, 2017
Preferred Stock, Shares Authorized	75,000,000				75,000,000			75,000,000	75,000,000				75,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001				$ 0.001			$ 0.001	$ 0.001
Common Stock, Shares Authorized	2,500,000,000				2,500,000,000			2,500,000,000	2,500,000,000	2,500,000,000	1,000,000,000		500,000,000
Stockholders' Equity, Reverse Stock Split	The Company effectuated a reverse stock split of 1-for-250 as of July 23, 2018.
Preferred Stock, Shares Outstanding	0				0			0	0
Warrants Issued							7,421,544		14,000,000
Warrants Outstanding					23,421,544			16,000,000
Warrants Fully Vested					20,600,000			16,000,000
Issuance of common stock-Omnibus Stock Grant and Option Plan									7,500,000
Restricted Stock Units (RSUs)
Issuance of common stock-Omnibus Stock Grant and Option Plan			15,975,000					15,975,000
Restricted Stock
Issuance of common stock-Omnibus Stock Grant and Option Plan			36,000,000					36,000,000
Common Stock
Issuance of common stock for services				340,000	340,000			340,000	1,177,778
Issuance of common stock-Note Conversion, shares					340,621			340,621
Issuance of common stock for services					4,400,000			4,400,000	1,000,000
Issuance of common stock for cash					507,917			507,917	900,000
Cancelation of common stock for debt					(200,267)			(200,267)
Cancelation of common stock for debt					(600,000)			(600,000)
Issuance of common stock for services							2,000,000	1,000,000	2,000,000
Issuance of common stock for services		320,000							715,000
Issuance of common stock for services						6,400,000		6,400,000	3,500,000
Issuance of common stock for debt									1,200,000
Preferred Stock
Issuance of common stock-Share Conversion Agreements					15,592,986			15,592,986
Issuance of common stock-Share Conversion Agreements, Retired					467,057			467,057
Series A Preferred Stock
Preferred Stock, Shares Authorized												1,333,334	25,000,000